Cover	9 Months Ended
Sep. 30, 2024
Entity Addresses [Line Items]
Document Type	S-1/A
Amendment Flag	true
Amendment Description	Amendment No. 2
Entity Registrant Name	EASTSIDE DISTILLING, INC.
Entity Central Index Key	0001534708
Entity Primary SIC Number	2080
Entity Tax Identification Number	20-3937596
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	755 Main Street
Entity Address, Address Line Two	Building 4
Entity Address, Address Line Three	Suite 3
Entity Address, City or Town	Monroe
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06468
City Area Code	(458)
Local Phone Number	800-9154
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	755 Main Street
Entity Address, Address Line Two	Building 4
Entity Address, Address Line Three	Suite 3
Entity Address, City or Town	Monroe
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06468
City Area Code	(458)
Local Phone Number	800-9154
Contact Personnel Name	Chief Executive Officer